Annual Fund Operating Expenses	Sep. 30, 2020
Delaware Covered Call Strategy Fund | Class A
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.32%	[1]
Total annual fund operating expenses	1.37%
Fee waivers and expense reimbursements	(0.06%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.31%
Delaware Covered Call Strategy Fund | Institutional Class
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.32%	[1]
Total annual fund operating expenses	1.12%
Fee waivers and expense reimbursements	(0.06%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.06%
Delaware Covered Call Strategy Fund | Class R6
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.27%	[1]
Total annual fund operating expenses	1.07%
Fee waivers and expense reimbursements	(0.19%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
Delaware Equity Income Fund | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.26%	[3]
Total annual fund operating expenses	1.16%
Fee waivers and expense reimbursements	(0.04%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.12%
Delaware Equity Income Fund | Insitutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.29%	[3]
Total annual fund operating expenses	0.94%
Fee waivers and expense reimbursements	(0.09%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.85%
Delaware Equity Income Fund | Class R6
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.23%	[3]
Total annual fund operating expenses	0.88%
Fee waivers and expense reimbursements	(0.07%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%
Delaware Global Equity Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.32%	[5]
Total annual fund operating expenses	1.42%
Fee waivers and expense reimbursements	(0.05%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.37%
Delaware Global Equity Fund | Institutional Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.33%	[5]
Total annual fund operating expenses	1.18%
Fee waivers and expense reimbursements	(0.11%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.07%
Delaware Global Equity Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.28%	[5]
Total annual fund operating expenses	1.13%
Fee waivers and expense reimbursements	(0.11%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.02%
Delaware Growth and Income Fund | Class A
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.24%	[6]
Total annual fund operating expenses	1.10%
Fee waivers and expense reimbursements	(0.02%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.08%
Delaware Growth and Income Fund | Institutional Class
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	none
Other expenses	0.25%	[6]
Total annual fund operating expenses	0.86%
Fee waivers and expense reimbursements	(0.04%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.82%
Delaware Growth and Income Fund | Class R6
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	none
Other expenses	0.20%	[6]
Total annual fund operating expenses	0.81%
Fee waivers and expense reimbursements	(0.06%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.75%
Delaware Hedged U.S. Equity Opportunities Fund | Class A
Operating Expenses:
Management fees	1.15%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.45%	[8]
Total annual fund operating expenses	1.85%
Fee waivers and expense reimbursements	(0.21%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.64%
Delaware Hedged U.S. Equity Opportunities Fund | Institutional Class
Operating Expenses:
Management fees	1.15%
Distribution and service (12b-1) fees	none
Other expenses	0.47%	[8]
Total annual fund operating expenses	1.62%
Fee waivers and expense reimbursements	(0.32%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%
Delaware Hedged U.S. Equity Opportunities Fund | Class R6
Operating Expenses:
Management fees	1.15%
Distribution and service (12b-1) fees	none
Other expenses	0.42%	[8]
Total annual fund operating expenses	1.57%
Fee waivers and expense reimbursements	(0.37%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%
Delaware International Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.33%	[10]
Total annual fund operating expenses	1.43%
Fee waivers and expense reimbursements	none	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.43%
Delaware International Fund | Institutional Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.33%	[10]
Total annual fund operating expenses	1.18%
Fee waivers and expense reimbursements	none	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.18%
Delaware International Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.26%	[10]
Total annual fund operating expenses	1.11%
Fee waivers and expense reimbursements	(0.02%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.09%
Delaware Opportunity Fund | Class A
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.25%	[12]
Total annual fund operating expenses	1.24%
Fee waivers and expense reimbursements	(0.03%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.21%
Delaware Opportunity Fund | Institutional Class
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	none
Other expenses	0.30%	[12]
Total annual fund operating expenses	1.04%
Fee waivers and expense reimbursements	(0.14%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
Delaware Opportunity Fund | Class R6
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	none
Other expenses	0.21%	[12]
Total annual fund operating expenses	0.95%
Fee waivers and expense reimbursements	(0.17%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.78%
Delaware Premium Income Fund | Class A
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.39%	[14]
Total annual fund operating expenses	1.44%
Fee waivers and expense reimbursements	(0.14%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%
Delaware Premium Income Fund | Insitutional Class
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.39%	[14]
Total annual fund operating expenses	1.19%
Fee waivers and expense reimbursements	(0.14%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Delaware Premium Income Fund | Class R6
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.33%	[14]
Total annual fund operating expenses	1.13%
Fee waivers and expense reimbursements	(0.23%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
Delaware Growth Equity Fund | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.24%	[16]
Total annual fund operating expenses	1.14%
Fee waivers and expense reimbursements	none	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Delaware Growth Equity Fund | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.24%	[16]
Total annual fund operating expenses	0.89%
Fee waivers and expense reimbursements	(0.03%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.86%
Delaware Growth Equity Fund | Class R6
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.18%	[16]
Total annual fund operating expenses	0.83%
Fee waivers and expense reimbursements	(0.04%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%
Delaware Special Situations Fund | Class A
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.31%	[18]
Total annual fund operating expenses	1.31%
Fee waivers and expense reimbursements	(0.04%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.27%
Delaware Special Situations Fund | Institutional Class
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.36%	[18]
Total annual fund operating expenses	1.11%
Fee waivers and expense reimbursements	(0.09%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.02%
Delaware Special Situations Fund | Class R6
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.28%	[18]
Total annual fund operating expenses	1.03%
Fee waivers and expense reimbursements	(0.16%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.87%
Delaware Total Return Fund | Class A
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%	[20]
Total annual fund operating expenses	1.17%
Fee waivers and expense reimbursements	(0.02%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%
Delaware Total Return Fund | Insitutional Class
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.26%	[20]
Total annual fund operating expenses	0.90%
Fee waivers and expense reimbursements	none	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
Delaware Total Return Fund | Class R6
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.25%	[20]
Total annual fund operating expenses	0.89%
Fee waivers and expense reimbursements	(0.10%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%
Delaware Floating Rate II Fund | Class A
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.49%	[22]
Total annual fund operating expenses	1.24%
Fee waivers and expense reimbursements	(0.19%)	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Delaware Floating Rate II Fund | Institutional Class
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.51%	[22]
Total annual fund operating expenses	1.01%
Fee waivers and expense reimbursements	(0.21%)	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Delaware Floating Rate II Fund | Class R6
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.47%	[22]
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.23%)	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.74%
Delaware Fund for Income | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.26%	[24]
Total annual fund operating expenses	1.16%
Fee waivers and expense reimbursements	none	[25]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.16%
Delaware Fund for Income | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.24%	[24]
Total annual fund operating expenses	0.89%
Fee waivers and expense reimbursements	none	[25]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Delaware Fund for Income | Class R6
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.30%	[24]
Total annual fund operating expenses	0.95%
Fee waivers and expense reimbursements	(0.15%)	[25]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Delaware International Opportunities Bond Fund | Class A
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.62%	[26]
Total annual fund operating expenses	1.62%
Fee waivers and expense reimbursements	(0.47%)	[27]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%
Delaware International Opportunities Bond Fund | Institutional Class
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.61%	[26]
Total annual fund operating expenses	1.36%
Fee waivers and expense reimbursements	(0.46%)	[27]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
Delaware International Opportunities Bond Fund | Class R6
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.41%	[26]
Total annual fund operating expenses	1.16%
Fee waivers and expense reimbursements	(0.22%)	[27]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.94%
Delaware Investment Grade Fund | Class A
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.27%	[28]
Total annual fund operating expenses	1.02%
Fee waivers and expense reimbursements	(0.10%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.92%
Delaware Investment Grade Fund | Institutional Class
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.35%	[28]
Total annual fund operating expenses	0.85%
Fee waivers and expense reimbursements	(0.18%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.67%
Delaware Investment Grade Fund | Class R6
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.33%	[28]
Total annual fund operating expenses	0.83%
Fee waivers and expense reimbursements	(0.17%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.66%
Delaware Limited Duration Bond Fund | Class A
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%	[30]
Other expenses	0.31%	[31]
Total annual fund operating expenses	1.06%
Fee waivers and expense reimbursements	(0.32%)	[32]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.74%
Delaware Limited Duration Bond Fund | Insitutional Class
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none	[30]
Other expenses	0.32%	[31]
Total annual fund operating expenses	0.82%
Fee waivers and expense reimbursements	(0.33%)	[32]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.49%
Delaware Limited Duration Bond Fund | Class R6
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none	[30]
Other expenses	0.09%	[31]
Total annual fund operating expenses	0.59%
Fee waivers and expense reimbursements	(0.23%)	[32]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.36%
Delaware Strategic Income II Fund | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.34%
Total annual fund operating expenses	1.14%
Fee waivers and expense reimbursements	none	[33]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Delaware Strategic Income II Fund | Institutional Class
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.34%
Total annual fund operating expenses	0.89%
Fee waivers and expense reimbursements	none	[33]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%

[1]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.31%, 1.06%, and 0.88% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[3]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[4]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.12%, 0.85%, and 0.81% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[5]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[6]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[7]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.08%, 0.82%, and 0.75% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[8]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[9]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.64%, 1.30%, and 1.20% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[10]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[11]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.53%, 1.18%, and 1.09% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[12]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[13]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.21%, 0.90%, and 0.78% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[14]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[15]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30%, 1.05%, and 0.90% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[16]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[17]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.17%, 0.86%, and 0.79% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[18]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[19]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.27%, 1.02%, and 0.87% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[20]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[21]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15%, 0.91%, and 0.79% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[22]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[23]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.05%, 0.80%, and 0.74% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[24]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[25]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.18%, 1.03%, and 0.80% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[26]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[27]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15%, 0.90%, and 0.94% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[28]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[29]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92%, 0.67%, and 0.66% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[30]	The Fund’s distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares’ 12b-1 fees to no more than 0.15% of average daily net assets from Jan. 28, 2021 through Jan. 31, 2022. This waiver may be terminated only by agreement of the Distributor and the Fund
[31]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[32]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.74%, 0.49%, and 0.36% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[33]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% and 0.92% of the Fund’s average daily net assets for Class A shares and Institutional Class shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.